Financial Instruments - Summary of The Amounts Were Recognized In Profit Or Loss In Relation To Derivatives (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivatives [member]
Gains Losses On Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Net gain (loss) on derivative financial instruments	$ (193)	$ (174)
Marketable Securities And Short Term Investments [Member] | Current Investments [Member]
Gains Losses On Financial Instruments At Fair Value Through Profit Or Loss [Line Items]
Net gain(loss) on marketable securities and short-term investments	$ 640	$ 1,116